Unaudited Condensed Consolidated Interim Statements of Operations - USD ($) $ in Thousands	3 Months Ended					6 Months Ended				12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2024	Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025	Sep. 30, 2024
Income Statement [Abstract]
Revenues	$ 3,996		$ 0			$ 7,649		$ 0
Cost of revenues	(2,983)		0			(6,265)		0
Gross profit	1,013		0			1,384		0
Operating expenses
Research and development expenses	(348)		0			(622)		0
Selling and marketing expenses	(184)		0			(341)		0
General and administrative expenses	(3,593)		(1,048)		$ (4,525)	(7,121)		(2,555)		$ (28,082)	$ (6,714)
General and administrative expenses of consolidated variable interest entities	(266)		0		0	(489)		0		(174)	0
Impairment loss					0					(4,344)	(391)
Total operating expenses	(4,391)		(1,048)		(4,525)	(8,573)		(2,555)		(32,600)	(7,105)
Loss from operations	(3,378)		(1,048)		(4,525)	(7,189)		(2,555)		(32,600)	(7,105)
Other income (expenses)
Interest expense	(825)		(207)			(3,414)		(372)
Financial expense, net					(439)					(154)	(387)
Interest income of consolidated variable interest entities	1,321		0		0	3,110		0		279	0
Loss on settlement of vendor obligations					(278)					0	(289)
Gain on settlement of vendor obligations					0					0	211
Loss on shares issued as commitment for ELOC agreement					0					(1,250)	0
Gain on settlement of due to affiliates					0					0	192
Loss on debt extinguishment					0					(7,484)	0
Penalties on late registration					0					(1,100)	0
Interest on related parties promissory note	0		(17)			(354)		(51)
Loss on marketable securities	(3,705)		0			(3,705)		0
Penalty – late registration	0		(800)			0		(800)
Change in fair value - convertible note	0		20		(625)	5,392		588		588	0
Change in fair value - stock purchase warrant liabilities	(81,006)		5,128		(140,585)	(107,641)		109,406		131,766	0
Day one loss of stock purchase warrants issued in connection with conversion of convertible notes					(663)					0
Day one loss on private placement					(13,533)					(13,435)
Other income					18					0	0
Other income	1,710		161			1,710		161
Total other income (expense), net	(82,505)		4,285		(156,105)	(104,902)		108,932		109,210	(273)
Net income (loss) before income taxes	(85,883)		3,237		(160,630)	(112,091)		106,377		76,610	(7,378)
Income taxes	190		0		0	152		0		(9)	0
Net income (loss) from continuing operation	(85,693)		3,237		(160,630)	(111,939)		106,377		76,601	(7,378)
Gain (loss) from discontinued operations	4,263		(218)		(158)	4,159		(400)		2,030	(1,141)
Net income (loss)	(81,430)		3,019		(160,788)	(107,780)		105,977		78,631	(8,519)
Net income attributable to non-controlling interests	1,058		0		0	1,854		0		82	0
Net income (loss) attributable to the Company's stockholders	(82,488)		3,019		(160,788)	(109,634)		105,977		78,549	(8,519)
Net income (loss)	$ (81,430)		$ 3,019		$ (160,788)	$ (107,780)		$ 105,977		$ 78,631	$ (8,519)
Earnings (loss) per share from continuing operations (basic) (in Dollars per share)	$ (182.8)	[1]	$ 77.5	[1]	$ (51.91)	$ (328.4)	[1]	$ 2,550	[1]	$ 8.21	$ (4.27)
Earnings (loss) per share from discontinued operations (basic) (in Dollars per share)	9	[1]	(5)	[1]	(0.05)	12.1	[1]	(9.61)	[1]	0.24	(0.66)
Total loss per share (basic) (in Dollars per share)	$ (173.8)	[1]	$ 72.5	[1]	$ (51.96)	$ (316.3)	[1]	$ 2,540.39	[1]	$ 8.45	$ (4.93)
Weighted average number of shares of Common Stock outstanding - basic (in Shares)	480,024		41,975		3,094,253	353,309		41,721		8,364,332	1,728,144
Earnings (loss) per share from continuing operations (diluted) (in Dollars per share)	$ (182.8)	[1]	$ 72.5	[1]	$ (51.91)	$ (328.4)	[1]	$ 2,378	[1]	$ 7.74	$ (4.27)
Earnings (loss) per share discontinued operations (diluted) (in Dollars per share)	9	[1]	(5)	[1]	(0.05)	12.1	[1]	(8.75)	[1]	0.22	(0.66)
Total loss per share (diluted) (in Dollars per share)	$ (173.8)	[1]	$ 67.5	[1]	$ (51.96)	$ (316.3)	[1]	$ 2,369	[1]	$ 7.96	$ (4.93)
Weighted average number of shares of Common Stock outstanding – diluted (in Shares)	480,024	[1]	44,991	[1]	3,094,253	353,309	[1]	44,737	[1]	9,249,992	1,728,144

[1]	Share amounts have been retroactively adjusted to reflect the 1-for-125 Reverse Stock Split (see Note 1).